Employee Benefit Plan - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Contribution Plan Disclosure [Line Items]
Employer matching contribution percentage	100.00%
Employee matching contributions	$ 1.9	$ 0.4
Minimum
Defined Contribution Plan Disclosure [Line Items]
Employee matching contributions, percentage	3.00%
Maximum
Defined Contribution Plan Disclosure [Line Items]
Employee matching contributions, percentage	6.00%